Offerings	Aug. 01, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Enbridge Inc.
Fee Rate	0.01531%
Offering Note	1.a. Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee relating to the securities that are registered and available for sale under this Registration Statement. 1.b. An indeterminate aggregate initial offering price and an indeterminate number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. 1.c. The proposed maximum offering price per security will be determined from time to time by the Registrants in connection with the issuance by the Registrants of the securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Enbridge Energy Partners, L.P.
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b. and 1.c. 2.a. Guarantees to be issued by Enbridge Energy Partners, L.P. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee will be paid in respect of the guarantees. The guarantees will not be traded separately.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Spectra Energy Partners, LP
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b. and 1.c. 3.a. Guarantees to be issued by Spectra Energy Partners, LP. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee will be paid in respect of the guarantees. The guarantees will not be traded separately.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Enbridge Inc.
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b. and 1.c.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares of Enbridge Inc.
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b. and 1.c.